Long-Lived Assets and Goodwill (Details 1) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Gross Carrying Amount	$ 59,155,000	$ 58,220,782
Accumulated Amortization	(14,790,734)	(6,943,300)
Net Carrying Amount	44,364,266	51,277,482
Licenses [Member]
Gross Carrying Amount	410,000
Accumulated Amortization
Net Carrying Amount	410,000
Trade names [Member]
Gross Carrying Amount	5,643,204	5,643,204
Accumulated Amortization	(1,093,884)	(489,222)
Net Carrying Amount	4,549,320	5,153,982
Technology [Member]
Gross Carrying Amount	32,823,992	32,800,000
Accumulated Amortization	(8,408,374)	(4,308,333)
Net Carrying Amount	24,415,618	28,491,667
Customer relationships [Member]
Gross Carrying Amount	15,611,018	15,110,792
Accumulated Amortization	(4,379,965)	(2,054,894)
Net Carrying Amount	11,231,053	13,055,898
Intellectual Property [Member]
Gross Carrying Amount	3,729,537	3,729,537
Accumulated Amortization	(517,991)	(51,799)
Net Carrying Amount	3,211,546	3,677,738
Noncompete [Member]
Gross Carrying Amount	937,249	937,249
Accumulated Amortization	(390,520)	(39,052)
Net Carrying Amount	$ 546,729	$ 898,197